Basis of Preparation of the Half-Year Financial Statements and Accounting Policies (Details)	Jun. 30, 2021
Lebanon
Disclosure of initial application of standards or interpretations [line items]
Cumulative consumer price inflation rate	100.00%
Argentina
Disclosure of initial application of standards or interpretations [line items]
Cumulative consumer price inflation rate	100.00%